Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net of accumulated depreciation	$ 11,756	$ 8,986	$ 4,422
Preferred stock, Par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	20,000,000	0
Preferred stock, Shares issued	1,620,000	0
Preferred stock, Shares outstanding	1,620,000	0
Common stock, Par or stated value per share	$ 0.0001	$ 0.0001
Common stock, Shares authorized	500,000,000	0
Common stock, Shares issued	28,320,000	0
Common stock, Shares outstanding	28,320,000	0
Members capital, Outstanding units	0	49,978	39,978